Investments in and Advances to Affiliates and Notes Receivable from Affiliates (Tables)	12 Months Ended
Dec. 31, 2013
Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Commodity Trading and Milling Segment	December 31,
(Thousands of dollars)	2013	2012	2011
Net sales	$1,907,647	1,510,101	1,750,714
Net income	$7,857	24,686	33,058
Total assets	$1,038,978	862,992	864,802
Total liabilities	$614,623	469,265	480,328
Total equity	$424,355	393,727	384,474

Sugar
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Sugar Segment	December 31,
(Thousands of dollars)	2013	2012	2011
Net sales	$12,073	12,107	12,880
Net income	$1,349	194	950
Total assets	$9,271	8,865	10,743
Total liabilities	$3,158	2,839	3,851
Total equity	$6,113	6,026	6,892

Turkey
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Turkey Segment	December 31,
(Thousands of dollars)	2013	2012	2011
Net sales	$1,729,568	1,437,376	1,375,751
Net income (loss)	$(19,556)	38,384	24,250
Total assets	$907,004	871,945	819,618
Total liabilities	$504,581	443,291	428,361
Total equity	$402,423	428,654	391,257